Share-based Payments (Details 1)	12 Months Ended
	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares £ / shares	Dec. 31, 2016 shares £ / shares
Weighted average exercise price
Options exercisable | shares	2,247,869	1,000,469	468,194
Weighted average exercise price of outstanding options	£ 1.101	£ 1.003	£ 1.234
Weighted average exercise price of options exercised
Weighted average exercise price of options forfeited	0.799	1.242	3.446
Weighted average exercise price of options granted	£ 0.830	£ 0.46	£ 1.685
Weighted average remaining contractual life of outstanding options	5 years 8 months 12 days	8 years 3 months 18 days	8 years 7 months 6 days